Accounts Receivable, Net (Details) - Schedule of changes in allowance for doubtful accounts	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of changes in allowance for doubtful accounts [Abstract]
Beginning balance	¥ 2,591	$ 371
Addition	1,575,690	225,867	2,591
Write-off	(795)	(114)
Ending balance	¥ 1,577,486	$ 226,124	¥ 2,591